Schedule of Warrants Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Number of outstanding, granted		0
Number of outstanding, exercised	0	(114)
Warrant [Member]
Property, Plant and Equipment [Line Items]
Number of outstanding, beginning of year	226,610	294,939
Weighted average exercise price outstanding, beginning of year	$ 9.10	$ 15.19
Number of outstanding, granted
Warrant price granted
Weighted average exercise price outstanding, granted
Number of outstanding, expired	(74,450)	(68,215)
Warrant price expired	$ 17.05	$ 469.92
Weighted average exercise price outstanding, expired	$ 17.05	$ 469.92
Number of outstanding, exercised		(114)
Warrant price exercised		$ 8.80
Weighted average exercise price outstanding, exercised		$ 8.80
Number of outstanding, end of year	152,160	226,610
Weighted average exercise price outstanding, end of year	$ 8.03	$ 9.10
Number of outstanding, exercisable	152,160	226,610
Weighted average exercise price exercisable	$ 8.03	$ 9.10
Weighted average remaining contractual life	9 months	11 months 8 days
Years exercisable	2024
Warrant [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Warrant price beginning of the year	$ 0.99	$ 0.99
Warrant price end of the year	0.99	0.99
Warrant price exercisable	0.99	$ 0.99
Years exercisable		2023
Warrant [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Warrant price beginning of the year	132.00	$ 469.92
Warrant price end of the year	8.80	132.00
Warrant price exercisable	$ 8.80	$ 132.00
Years exercisable		2024